Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Schedule of trade receivables	The Group’s trade receivables consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Trade receivables	$83,044	$46,770
ECL allowances	(519)	(629)
	$82,525	$46,141

Schedule of movements in ECL allowance	The movements in the ECL allowance were as follows:

(U.S. $ in thousands)
As of June 30, 2017	$116
Change in estimate	513
As of June 30, 2018	629
Change in estimate	(110)
As of June 30, 2019	$519

Schedule of aging analysis of trade receivables
Trade Receivables Aging

	(U.S. $ in thousands)
As of June 30, 2019	Past due days
	Current	< 90 days	> 90 days
ECL rate	—	—	43.3%
Trade receivables carrying amount	71,883	9,961	1,200
ECL	—	—	519

As of June 30, 2018
	Current	< 90 days	> 90 days
ECL rate	—	—	89.5%
Trade receivables carrying amount	41,134	4,933	703
ECL	—	—	629